Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, net	$ 266,000	$ 174,000	$ 166,000
Preferred stock, par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,079,678	6,418,061	3,167,489
Common stock, shares outstanding	9,752,755	6,418,061	3,167,489